Correction of Error in Previously Reported 2021 Interim Financial Statements (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of error corrections and prior period adjustments
	Three Months Ended September 30, 2021
(in thousands, except share and per share amounts)	Originally Reported	Adjustment	As Restated
Revenue
Assay services revenue	$17,499	$—	$17,499
Product revenue	75	—	75
Collaboration revenue	763	—	763
Other revenue	1,655	—	1,655
Total revenue	19,992	—	19,992

Operating expenses
Cost of assay services revenue	8,737	—	8,737
Cost of product revenue	33	—	33
Research and development	15,596	—	15,596
Selling, general and administrative	20,632	—	20,632
Total operating expenses	44,998	—	44,998
Loss from operations	(25,006)	—	(25,006)
Other (expense) income
Interest income and other, net	55	—	55
Interest expense	(2)	—	(2)
Change in fair value of warrant liabilities	(8,111)	—	(8,111)
Change in fair value of earn-out liability	(5,662)	—	(5,662)
Loss on extinguishment of debt, net	(2,693)	—	(2,693)
Total other expense	(16,413)	—	(16,413)
Net loss	$(41,419)	$—	$(41,419)

Other comprehensive loss
Net unrealized loss on available-for-sale securities	(15)	—	(15)
Foreign currency translation loss	(4)	—	(4)
Total other comprehensive loss	(19)	—	(19)
Comprehensive loss	$(41,438)	$—	$(41,438)

Net loss per share, basic and diluted	$(0.55)	$0.25	$(0.30)
Weighted average shares used in computing net loss per share, basic and diluted	75,684,521	61,491,707	137,176,228

	Nine Months Ended September 30, 2021
(in thousands, except share and per share amounts)	Originally Reported	Adjustment	As Restated
Revenue
Assay services revenue	$48,308	$—	$48,308
Product revenue	730	—	730
Collaboration revenue	2,288	—	2,288
Other revenue	7,306	—	7,306
Total revenue	58,632	—	58,632

Operating expenses
Cost of assay services revenue	22,548	—	22,548
Cost of product revenue	452	—	452
Research and development	32,304	—	32,304
Selling, general and administrative	48,274	—	48,274
Total operating expenses	103,578	—	103,578
Loss from operations	(44,946)	—	(44,946)
Other (expense) income
Interest income and other, net	126	—	126
Interest expense	(1,324)	—	(1,324)
Change in fair value of warrant liabilities	(8,111)	—	(8,111)
Change in fair value of earn-out liability	(5,662)	—	(5,662)
Loss on extinguishment of debt, net	(4,323)	—	(4,323)
Total other expense	(19,294)	—	(19,294)
Net loss	$(64,240)	$—	$(64,240)

Other comprehensive loss
Net unrealized loss on available-for-sale securities	(7)	—	(7)
Foreign currency translation loss	(3)	—	(3)
Total other comprehensive loss	(10)	—	(10)
Comprehensive loss	$(64,250)	$—	$(64,250)

Net loss per share, basic and diluted	$(1.01)	$0.48	$(0.53)
Weighted average shares used in computing net loss per share, basic and diluted	63,752,006	58,516,437	122,268,443